Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Schedule of the Aggregate Amount of Payments for Commitments Outstanding

Fiscal year ending March 31	Millions of yen
2012	¥241,266
2013	37,395
2014	21,062
2015	1,516
2016	1,022
Thereafter	2,629

Total	¥304,890